Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

3.       Revenue from Contracts with Customers

Voyage charters and contracts of affreightment: Revenues from voyage charters and contracts of affreightment amounted to $81,232 and $54,563 for the second quarter of 2020 and 2019, respectively, and for the first half of 2020, amounted to $151,043 compared to $114,408 for the prior year first half.

Time and bareboat charters: Revenues from time charter hire arrangements amounted to $109,538 and $89,457 for the second quarter of 2020 and 2019, respectively, and for the first half of 2020, amounted to $218,626 compared to $176,656 for the prior year first half.

Unearned revenue: Unearned revenue represents cash received within the reporting period, for which related service has not been provided, primary relating to time charter agreements and to revenue resulting from charter agreements with varying rates. As of June 30, 2020, unearned revenue amounted to $15,023 ($12,067 as December 31, 2019).